Sales revenues (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Sales Revenues

	2018	2017	2016
Diesel	28,076	25,049	25,524
Diesel subsidy (note 19.1.1)	1,415	—	—
Gasoline	15,757	16,765	16,263
Liquefied petroleum gas	4,490	3,999	3,083
Jet fuel	3,985	3,131	2,573
Naphtha	2,455	2,637	2,472
Fuel oil (including bunker fuel)	1,267	1,392	1,167
Other oil products	4,247	3,775	3,372

Subtotal oil products	61,692	56,748	54,454

Natural gas	5,613	5,174	3,952
Ethanol, nitrogen products and renewables	2,137	3,878	3,743
Breakage	687	—	—
Electricity	2,028	3,620	1,942
Services and others	862	913	811

Domestic market	73,019	70,333	64,902

Exports	15,925	13,075	8,439
Sales abroad (*)	6,640	5,419	8,064

Foreign market	22,565	18,494	16,503

Sales revenues (**)	95,584	88,827	81,405

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.
(**)	Sales revenues by business segment are set out in note 30.

Summary of Remaining Performance Obligations
25.3.	Remaining performance obligations

The company has current sales contracts with original expected duration of more than 1 year, in which volumes of goods or services for future sales are determined with their respective payment terms.

The estimated remaining values of these contracts at the end of 2018 presented below are based on volumes of goods and services for future sales, as well as prices prevailing at December 31, 2018 or practiced in recent sales when they reflect the more directly observable information:

	Total	Expected recognition within 1 year
Domestic market
Gasoline	60,589	10,128
Diesel	44,452	10,292
Natural gas	27,370	7,470
Services and others	9,226	1,470
Ethanol, nitrogen products and renewables	8,507	1,071
Naphtha	6,732	3,366
Electricity	5,255	1,021
Other oil products	4,881	453
Jet fuel	936	935
Foreign market
Exports	33,745	4,118
Sales abroad	313	26

Total	202,006	40,350